REALIZED AND UNREALIZED (LOSS)/GAIN ON OIL AND GAS DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of realized and unrealized gain/(loss) on the oil and gas derivative instruments
The realized and unrealized gain/(loss) on the oil and gas derivative instruments is comprised of the following:

(in thousands of $)	Year Ended December 31,
	2023	2022	2021
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	87,555	(18,605)	—
Realized gain on FLNG Hilli’s oil derivative instrument	73,120	110,696	24,772
Realized gain on FLNG Hilli’s gas derivative instrument	39,232	139,929	—
Realized gain on oil and gas derivative instruments, net	199,907	232,020	24,772

Unrealized (loss)/gain on FLNG Hilli’s gas derivative instrument (note 20)	(142,521)	121,959	51,286
Unrealized (loss)/gain on FLNG Hilli’s oil derivative instrument (note 20)	(76,847)	55,315	126,940
Unrealized MTM adjustment for commodity swap derivatives	(65,290)	111,703	1,665
Unrealized (loss)/gain on oil and gas derivative instruments, net	(284,658)	288,977	179,891

Realized and unrealized (loss)/gain on oil and gas derivative instruments (note 27)	(84,751)	520,997	204,663